Pension And OPEB Plans (Schedule Of Assets Fair Value Measured On Recurring Basis) (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets measured at net asset value	[1]	$ 702	$ 495
Total assets in the fair value hierarchy		1,898	1,792
Total fair value of plan assets		2,600	2,287	$ 2,252
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets measured at net asset value	[1]	17	14
Total fair value of plan assets		149	143	$ 141
OPEB Plan [Member] | Accounting Standards Update 2015-07 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		132	129
US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		237	196
US Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		35	41
International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		271	225
International Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		33	28
Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	[2]	1,081	1,089
Corporate Bond Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	[2]	30	28
US Treasury Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		251	223
US Treasury Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		3	2
Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	[3]	44	40
Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	[4]	29	28
Real Estate [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		3	5
Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		506	418
Fair Value, Inputs, Level 1 [Member] | OPEB Plan [Member] | Accounting Standards Update 2015-07 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		97	99
Fair Value, Inputs, Level 1 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		235	193
Fair Value, Inputs, Level 1 [Member] | US Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		35	41
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		271	225
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		33	28
Fair Value, Inputs, Level 1 [Member] | Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	[4]	28	28
Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		1,389	1,369
Fair Value, Inputs, Level 2 [Member] | OPEB Plan [Member] | Accounting Standards Update 2015-07 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		35	30
Fair Value, Inputs, Level 2 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		2	3
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	[2]	1,081	1,089
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	[2]	30	28
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		251	223
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		3	2
Fair Value, Inputs, Level 2 [Member] | Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	[3]	44	40
Fair Value, Inputs, Level 2 [Member] | Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	[4]	1
Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		3	5
Fair Value, Inputs, Level 3 [Member] | Real Estate [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		3	5
Interest-bearing Cash [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		11	14
Interest-bearing Cash [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		2	2
Interest-bearing Cash [Member] | Fair Value, Inputs, Level 1 [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		1	2
Interest-bearing Cash [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		11	$ 14
Interest-bearing Cash [Member] | Fair Value, Inputs, Level 2 [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		$ 1

[1]	Fair value was measured using the net asset value (NAV) per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.
[2]	Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody's.
[3]	Other consists primarily of municipal bonds, emerging market debt, bank loans and fixed income derivative instruments.
[4]	Other consists primarily of diversified bond mutual funds.